Average Annual Total Returns - Invesco KBW Bank ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	KBW Nasdaq Bank Index (reflects no deduction for fees, expenses or taxes) 1 Year	KBW Nasdaq Bank Index (reflects no deduction for fees, expenses or taxes) 5 Years	KBW Nasdaq Bank Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Nov. 01, 2011	35.61%	11.01%	16.42%	34.77%	10.50%	15.91%	21.57%	8.67%	13.64%	36.13%	11.40%	16.84%	32.13%	11.17%	16.49%